Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets
Intangible assets

12	Intangible assets

	Consolidated
	Goodwill	Brands, licenses and patents	Software licenses	Customers and suppliers agreements	Total
Net book value	2,173	323	468	143	3,107
Cost	2,173	581	1,386	439	4,579
Accumulated amortization		(258)	(918)	(296)	(1,472)
Balance as of December 31, 2023	2,173	323	468	143	3,107

Acquisitions		86	270		356
Foreign currency translation adjustment	9	19	10	8	46
Write-off due to the disposal of subsidiaries			(2)		(2)
Other write-offs			(1)		(1)
Amortization		(12)	(85)	(22)	(119)
Net book value	2,182	416	660	129	3,387
Cost	2,182	697	1,709	448	5,036
Accumulated amortization		(281)	(1,049)	(319)	(1,649)
Balance as of December 31, 2024	2,182	416	660	129	3,387

Acquisitions		8	155		163
Foreign currency translation adjustment	(13)	15	4	(1)	5
Write-off due to the disposal of subsidiaries (i)	(35)	(71)	(3)		(109)
Write-off (ii)	(192)	(24)	(31)		(247)
Amortization		(13)	(105)	(18)	(136)
Net book value	1,942	331	680	110	3,063
Cost	1,942	625	1,834	447	4,848
Accumulated amortization		(294)	(1,154)	(337)	(1,785)
Balance as of December 31, 2025	1,942	331	680	110	3,063

(i)	This refers to the effects of the divestment in B&TC and ER Plastics, as disclosed in note 2.
(ii)	Given that part of the goodwill recorded at Cash Generating Unit (CGU) Northeast is directly related to the acquisition of the chlor-alkali plant in Alagoas—which underwent a transformation process involving the mothballing of a substantial portion of its assets and changes to its operations, as described in Note 1—the Company fully wrote off the goodwill, as it concluded such goodwill was associated with the benefits originally expected from these assets and, with the mothballing of assets, such goodwill no longer integrates CGU Nordeste.

(a)	Intangible assets with definite useful lives

These intangible assets are measured at historical cost of acquisition or at fair value when acquired in a business combination, deducted from accumulated amortization and, if applicable, accumulated impairment loss. Subsequent costs are capitalized only when they increase the future economic benefits incorporated into the specific asset to which they are related.

Amortization is calculated using the straight-line method based on the estimated useful life of the items, and reviewed every reporting date, as follows:

- Brands, licenses and patents	10-45 years
- Software licenses and rights of use	01-10 years
- Customers and suppliers’ agreements	14-28 years

Amortization expenses related to assets utilized in the production process are recognized as part of inventory costs and subsequently as cost of products sold. For all other assets, amortization is recorded directly in the statement of profit or loss, primarily as general and administrative expenses.

Expenditures on research activities are recognized in profit or loss as incurred. Development expenditures are capitalized only when the expenditures can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset.

(b)	Impairment

The Company operates in the Brazil segment through an integrated production model. In this structure, the first-generation assets are responsible for supplying basic feedstocks, primarily ethylene and propylene, which directly supply the second-generation assets dedicated to the production of PE, PP and PVC resins.

Due to this operational interdependence, the units are not capable of generating cash flows on a standalone basis, as the production of resins necessarily depends on the feedstocks produced by the first-generation assets.

The Company assessed and concluded that there is no active market in Brazil capable of absorbing economically meaningful volumes of the main first-generation petrochemical products. As a result, the integrated chains in Brazil represent the smallest identifiable group of assets capable of generating independent cash flows and are therefore each treated as a Cash-Generating Unit (“CGU”).

In the other segments, since there is no integration between first- and second-generation assets in the petrochemical cycle, each plant is considered individually as a CGU, as it has its own capacity to generate cash flows.

Throughout 2025, no changes occurred in the Company’s CGU identification and assessment structure.

Presented below is a description of the CGUs to which goodwill has been allocated and the CGU that recognized an impairment loss in the 2025 assessment.

CGU	Assets	Segment
Northeast Petrochemical Complex	Assets corresponding to the chemical plants, primarily ethylene production, integrated with the second-generation assets dedicated to the production and sale of PE and PVC, located in the Northeast region of Brazil.	Brazil
South Petrochemical Complex	Assets corresponding to the chemical plants, primarily ethylene and propylene production, integrated with the second-generation assets involved in the production and sale of PE and PP, located in the South region of Brazil.	Brazil
Braskem Idesa	Assets corresponding to the PE plant located in Mexico.	Mexico

At least once a year, the Company performs an assessment to identify whether any indicators exist that the carrying amounts of its assets may not be recoverable. This evaluation considers potential adverse scenarios that could negatively affect future cash flows and, consequently, the recoverability of the amounts invested. Such scenarios may arise from macroeconomic, legal, competitive, or technological factors.

In the 2025 fiscal year, management identified the presence of impairment indicators in the Cash-Generating Units (“CGUs”) within the Brazil, United States and Europe, and Mexico segments. These indicators were primarily associated with the challenging environment faced by the global petrochemical industry, characterized by adverse sector fundamentals—such as excess supply relative to demand—whose short- and medium-term outlook remains unfavorable.

The main indicators observed during the period included:

•	The occurrence of significant and adverse changes in the market and macroeconomic environment in which the Company operates, directly impacting sector profitability and activity levels;
•	An increase in market discount rates and cost of capital, which reduced the recoverable amount of the CGUs by increasing the discount rates applied;
•	Evidence from internal reports indicating economic performance below the levels originally projected for certain assets.

The Company has goodwill allocated to certain CGUs. This goodwill represents the excess of the consideration transferred to obtain control over the fair value of identifiable assets acquired and liabilities assumed at the acquisition date in a business combination. After initial recognition, goodwill was allocated to the CGUs that are expected to benefit from the synergies generated by the transaction.

The origin and allocation of goodwill by Cash-Generating Unit are presented below:

CGU	Goodwill

Northeast Petrochemical Complex	476
South Petrochemical Complex	1,391
Wise plásticos S.A.	75

Total	1,942

Given the impairment indicators identified, the Company performed impairment testing for all CGUs that presented impairment indicators, as well as for those with goodwill allocated to them.

The recoverable amount of each CGU was determined based on the following methodologies:

CGU	Methodology	Carrying amount	Recoverable amount	Impairment	Recoverable amount / Carrying amount

Northeast Petrochemical Complex	Fair value less costs of disposal	4,093	5,247		1.28
South Petrochemical Complex	Value in use	6,285	18,600		2.96
Braskem Idesa	Fair value less costs of disposal	17,614	16,147	(1,468)

Total		27,992	39,994	(1,468)

As a result of the impairment tests performed, as well as the assessments conducted as part of the business transformation process that led to the hibernation of assets of the chlor-alkali plant, as described in Note 1, and considering the challenging environment faced by the petrochemical sector, the Company recognized, in the period, an impairment loss on its assets, as detailed below:

Asset	CGU	Line item	Impairment	Segment

Goodwill	Northeast	Other expenses	(192)	Brazil
Property, plant and equipment	Northeast	Cost of goods sold	(459)	Brazil
Property, plant and equipment	Braskem Idesa	Cost of goods sold	(1,268)	Mexico
Intangible assets	Braskem Idesa	Cost of goods sold	(48)	Mexico
Right-of-use assets	Braskem Idesa	Cost of goods sold	(99)	Mexico
Other assets	Braskem Idesa	Other expenses	(32)	Mexico

Total			(2,097)

The value in use was determined based on the projected cash flows included in the Company’s five-year Business Plan, supplemented by Management’s estimates for the subsequent period, in order to reflect the sector’s characteristic cycles and ensure a total projection horizon of ten years.

The growth rate used in perpetuity was established based on the historical behavior of inflation, reflecting an expectation of stable, long-term growth.

The projected cash flows, including the terminal value in perpetuity, were discounted to present value using a rate based on the Weighted Average Cost of Capital (“WACC”), appropriate to reflect the specific risks of each CGU and prevailing market conditions.

The key assumptions on which Management based the value-in-use calculations were:

Key assumptions	South CGU

Sales volume (average annual growth %)	3.87%
Average exchange rate in USD	5.54
Perpetual growth rate (%)	3.26%
Pre-tax WACC (%)	14.77%
Post-tax WACC (%)	12.29%

The key assumptions described above were defined based on the Company’s historical performance and on assessments prepared by external specialized consulting firms, which were subsequently reviewed and supplemented by Management. The final determination of the assumptions considered discussions held within specific internal committees, as well as the technical expertise of the Company’s specialists regarding the markets in which it operates, together with information obtained from recognized external sources.

For certain CGUs, the recoverable amount was estimated based on the fair value less costs of disposal (“FVLCD”) model, using discounted cash flow techniques. This methodology is classified as Level 3 in the fair value hierarchy, as it relies on unobservable and subjective assumptions, based on Management’s judgments and internal data.

The cash flows were projected in real terms and discounted using a real post-tax rate, representative of the rate that a market participant would apply, considering the time value of money and the specific risks associated with the asset. The cash flows also incorporated factors that would be considered by market participants when determining an exit price, such as potential synergies, transformation initiatives, and restructuring measures.

The Company used the petrochemical industry’s Weighted Average Cost of Capital (“WACC”) as the initial reference point for establishing the discount rates, with adjustments made to reflect the risk profile of the countries in which each CGU operates. The cash flow projections reflect Management’s experience, studies prepared by external consulting firms, and market conditions, and they adopt the same projection horizon used in the value-in-use calculations.

The following main assumptions used in determining the FVLCD are presented below:

Key assumptions	Northeast Petrochemical Complex	Braskem Idesa

Sales volume (average annual growth %)	3.57%	6.30%
Average exchange rate in USD	5.54	5.54
Perpetual growth rate (%)	3.26%	2.10%
Pre-tax WACC (%)	13.52%	11.80%
Post-tax WACC (%)	12.71%	10.16%

Management assessed that reasonably possible changes in the key assumptions applied to the tested CGUs could cause the carrying amounts to exceed their recoverable amounts.